                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

              Date of Reporting Period: Fiscal year ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003
Net Asset Value, Beginning of Period	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.93	0.90
Net realized and unrealized gain on investments	0.45	1.63
TOTAL FROM INVESTMENT OPERATIONS	1.38	2.53
Less Distributions:
Distributions from net investment income	(0.95)	(0.89)
Distributions from net realized gain on investments	(0.07)	--
Total Distributions	(1.02)	(0.89)
Net Asset Value, End of Period	$12.00	$11.64
Total Return [1]	12.43%	26.19%

Ratios to Average Net Assets:
Expenses	0.50%	0.46%
Net investment income	7.79%	8.20%
Expense waiver/reimbursement [2]	0.71%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,763	$48,437
Portfolio turnover	56%	22%
Redemption fees consisted of the following per share amounts	$0.00 [3]	$0.00 [3]

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

3 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,063.40	$2.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.62	$2.54

1 Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management Discussion of Fund Performance

For the fiscal year ended October 31, 2004, the high-yield bond market significantly outperformed the high-quality bond market. For example, the Lehman Brothers Aggregate Bond Index, 1 a measure of high-quality bond performance, returned only 5.53% versus a 12.32% return for the Lehman Brothers High Yield Composite Bond Index (LBHYCBI). 2

The strong relative performance of the high-yield market over the 12-month period was primarily attributable to continued growth in the domestic economy combined with relatively low inflation. The improving economy created an environment where corporations could improve profitability and reduce the amount of debt outstanding. The low rate of inflation allowed long-term interest rates to fall during the period, which is favorable for bonds. The improvement in corporate credit worthiness resulting from improved profitability also resulted in a reduction of the premium or "credit spread" that investors require for assuming the additional credit risk of investing in high-yield bonds. For example, the spread over treasuries for the Credit Suisse First Boston High Yield Index 3 tightened 128 basis points from 5.36% on October 31, 2003 to 4.08% on October 31, 2004. Further evidence of credit improvement in the market continued to be seen as the corporate default rate declined and the ratio of credit-rating upgrades to credit-rating downgrades continued to improve. From a credit-quality prospective, higher risk credits outperformed higher quality credits over the 12-month period. The lower quality CCC sector, which returned 13.93% over the 12-month period, outperformed both the single B sector, which returned 12.10%, and the higher rated BB sector, which returned 11.29%. From an industry perspective the cyclical credits in the Natural Gas Utilities, Metals and Mining, and Chemical sectors all had positive returns and good relative performance, while the Airlines, Telecommunications, and Environmental Services sectors underperformed the market.

1 Lehman Brothers Aggregate Bond Index is an index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

2 Lehman Brothers High Yield Composite Bond Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150M, and at least one year to maturity. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

3 Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

The fund returned 12.43% for the year ended October 31, 2004, 4 and slightly outperformed the LBHYCBI, which returned 12.32%. The fund's relative performance benefited from being more heavily weighted than the LBHYCBI in the B credit rating sector and relatively less weighted to the higher quality BB sector. The fund also benefited from strong asset selection as it remained underweight in the Environmental Services sector and had no exposure to the Airlines sector, which was partially offset by the fund's underweight to the Electric Utility sector. In anticipation that economic growth would ultimately lead to increasing interest rates, the fund maintained a shorter duration than the LBHYCBI. The fund's shorter duration had a negative impact on relative performance during the period. Specific holdings which helped the fund's overall performance during the period included; El Paso Corp. (Utilities--Natural Gas), Neenah Corporation (Industrial), Williams Companies (Utilities--Natural Gas), Lyondell Chemical Co. (Chemicals), and Georgia-Pacific Corp. (Paper). Conversely, positions in: Tekni-Plex (Packaging), American Cellular Corp. (Wireless Communications), ICON Health & Fitness (Consumer Products), and Advanced Accessories
Systems (Automotive), detracted from the fund's overall performance. Finally, please note that the fund's total return reflects actual cashflows, transaction costs and other expenses, which are not reflected in the total return of the LBHYCBI.

4 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Institutional High Yield Bond Fund (the "Fund") from November 1, 2002 (start of performance) to October 31, 2004 compared to the Lehman Brothers High Yield Composite Bond Index (LBHYCBI), 2 the Lehman Brothers Single B Index (LBSBI) 2 and the Lipper High Current Yield Funds Average (LHCYFA). 3

Average Annual Total Return for the Period Ended 10/31/2004
1 Year	12.43%
Start of Performance (11/1/2002)	19.11%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption fees less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LHCYFA, the LBSBI, and the LBHYCBI have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBHYCBI and the LBSBI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows.

3 The LHCYFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc., as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	0.1%	Aaa	0.1%
A	0.7%	Baa	1.3%
BBB	1.1%	Ba	22.3%
BB	24.8%	B	52.7%
B	57.7%	Caa	19.4%
CCC	11.6%	Ca	0.1%
CC	0.0%	C	0.0%
C	0.0%	D	0.0%
D	0.0%
Not rated by S&P:		Not rated by Moody's:
Other Fixed Income Securities [3]	2.4%	Other Fixed Income Securities [3]	2.5%
Other Securities [4]	0.2%	Other Securities [4]	0.2%
Cash Equivalents [5]	1.4%	Cash Equivalents [5]	1.4%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by
Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.7% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows. As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Other Securities include common equity and warrants that do not qualify for credit ratings from an NRSRO.

5 Cash equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

At October 31, 2004, the Fund's index classification 6 was as follows:

Index Classification	Percentage of Total Investments [2]
Media--Non-cable	10.0%
Food & Beverage	7.0%
Wireline Communications	6.1%
Gaming	5.9%
Chemicals	5.8%
Industrial--Other	5.5%
Consumer Products	4.7%
Healthcare	4.7%
Paper	4.2%
Technology	4.1%
Retailers	4.0%
Utility--Natural Gas	4.0%
Utility--Electric	3.2%
Building Materials	2.7%
Packaging	2.7%
Media--Cable	2.6%
Automotive	2.4%
Entertainment	2.4%
Wireless Communications	2.4%
Other [7]	14.2%
Cash Equivalents [5]	1.4%
TOTAL	100.0%

6 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield Composite Bond Index (LHYCBI). Individual portfolio securities that are not included in the LHYCBI are assigned to an index classification at the discretion of the Fund's adviser.

7 For purposes of this table, index classifications which constitute less than 2.4% of the Fund's total investments have been aggregated under the designation "Other."

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		CORPORATE BONDS--87.9%
		Aerospace/Defense--1.3%
$100,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$110,750
50,000	[1,2]	Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	54,750
50,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	56,250
100,000		Hexcel Corp., Sr. Sub. Note, Series B, 9.75%, 1/15/2009	105,750
50,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	52,000
100,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	108,000
		TOTAL	487,500
		Automotive--2.1%
50,000		Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008	51,375
100,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	91,500
100,000	[1,2]	Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	105,500
100,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	115,000
162,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	193,590
100,000	[1,2]	Transportation Technologies Industries, Inc., Sr. Sub. Note, 12.50%, 3/31/2010	103,125
100,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	109,000
		TOTAL	769,090
		Building Materials--2.4%
250,000	[4]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	187,500
100,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	107,375
150,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	157,500
100,000		Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	107,000
50,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	54,250
200,000	[1,2,4]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	148,000
50,000	[1,2]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	53,250
75,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	80,531
		TOTAL	895,406
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--5.3%
$125,000	[1,2]	BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014	$140,625
100,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	109,875
50,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	56,250
150,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	119,250
100,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	84,500
200,000	[1,2,4]	Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014	127,000
100,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	115,375
50,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	58,250
75,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	87,000
175,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	184,625
75,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	82,875
100,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	113,500
225,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	246,375
80,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	85,000
125,000	[1,2,4]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	93,438
75,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	82,594
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	75,375
75,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	78,375
		TOTAL	1,940,282
		Construction Machinery--1.5%
150,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	171,750
50,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	55,250
100,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	99,000
150,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	166,500
75,000		United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	74,625
		TOTAL	567,125
		Consumer Products--4.3%
150,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	163,500
50,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	52,875
75,000	[1,2]	Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	80,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$100,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	$109,375
75,000		Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	77,437
100,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	83,500
325,000	[4]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	228,313
50,000	[1,2]	K2, Inc., Sr. Note, 7.375%, 7/1/2014	54,750
75,000	[1,2]	Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	81,656
100,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	105,750
100,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	106,250
50,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	53,375
131,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	152,288
50,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	45,750
100,000		United Industries Corp., Sr. Sub. Note, Series D, 9.875%, 4/1/2009	105,500
75,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	82,500
		TOTAL	1,583,444
		Diversified Manufacturing--0.2%
75,000	[1,2]	Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	78,750
		Energy--1.1%
125,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	139,062
100,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	108,625
25,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	26,875
100,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	113,500
		TOTAL	388,062
		Entertainment--2.1%
150,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	161,250
100,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	113,500
125,000	[4]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	89,062
75,000	[1,2]	Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	80,625
125,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	131,562
175,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	204,750
		TOTAL	780,749
		Environmental--0.4%
75,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	80,625
50,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	53,625
		TOTAL	134,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institutions--0.1%
$50,000	[1,2]	Standard Aero Holdings, Inc., Sr. Sub. Note, 8.25%, 9/1/2014	$53,125
		Food & Beverage--6.2%
175,000	[1,2,4]	ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	112,437
125,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	133,750
50,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	53,000
100,000		B&G Foods, Inc., Company Guarantee, Series D, 9.625%, 8/1/2007	101,900
100,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	110,250
50,000		Del Monte Corp., Company Guarantee, Series B, 9.25%, 5/15/2011	55,500
200,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	226,500
75,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	78,937
100,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	111,250
50,000		Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	55,625
50,000		Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	56,250
100,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	106,000
50,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	51,500
100,000	[1,2]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	102,000
125,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	140,000
125,000	[1,2,4]	Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	85,000
100,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	108,750
250,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	278,750
50,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	56,000
50,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	55,875
200,000	[1,2,4]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	154,000
50,000	[1,2]	United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011	54,250
		TOTAL	2,287,524
		Gaming--5.3%
50,000		Boyd Gaming Corp., Company Guarantee, 9.25%, 8/1/2009	54,750
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	110,750
75,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	84,375
275,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	311,437
50,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	56,500
100,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	108,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$100,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	$103,750
50,000		Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008	57,812
200,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	233,000
100,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	105,250
175,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	201,469
100,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	117,375
100,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	106,000
100,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	110,750
100,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	115,375
50,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	62,750
		TOTAL	1,939,843
		Healthcare--4.3%
200,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	197,000
100,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	102,750
50,000	[1,2]	Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	55,500
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	111,500
150,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	169,875
350,000		HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	355,980
75,000		HCA Inc., Sr. Note, 7.50%, 11/6/2033	75,309
75,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	75,750
50,000		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	54,375
100,000	[1,2]	Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	107,500
50,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	51,500
50,000	[1,2]	Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	52,625
50,000	[1,2]	VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	53,875
50,000	[1,2]	Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	52,500
50,000	[1,2]	Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	51,250
		TOTAL	1,567,289
		Industrial - Other--4.9%
75,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	78,000
125,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	138,125
175,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	196,875
75,000	[1,2]	Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	77,625
150,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	153,000
100,000	[1,2]	Hawk Corp., Sr. Note, 8.75%, 11/1/2014	103,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$150,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	$167,250
75,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	81,375
146,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	161,330
54,786	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	56,704
125,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	136,875
100,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	113,500
100,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	103,500
100,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	102,000
100,000		Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014	95,500
50,000	[1,2]	Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	51,750
		TOTAL	1,816,659
		Lodging--1.3%
26,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	26,845
150,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	179,038
75,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	82,312
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	86,250
100,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	117,750
		TOTAL	492,195
		Media - Cable--2.3%
325,000	[1,2]	Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012	351,000
300,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	313,500
175,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	196,875
		TOTAL	861,375
		Media - Non-Cable--9.0%
125,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	135,000
75,000	[4]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	63,844
50,000	[1,2]	Advertising Directory Solutions Holdings, Inc., Sr. Note, 9.25%, 11/15/2012	50,229
100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	107,500
125,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	133,750
100,000	[1,2]	CBD Media Holdings, 9.25%, 7/15/2012	101,000
50,000		Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014	54,250
175,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	200,375
114,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	142,215
219,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	260,062
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$150,000	[4]	Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	$114,750
200,000	[1,2]	Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	205,500
50,000	[1,2]	Fisher Communications, Inc., Sr. Note, 8.625%, 9/15/2014	53,000
75,000	[4]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	49,406
100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	109,000
75,000		Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008	75,938
100,000	[4]	NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	70,500
75,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	76,313
100,000	[1,2]	PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	106,500
175,000	[1,2,4]	PanAmSat Holding Corp., Sr. Disc. Note, 0/10.375%, 11/1/2014	105,438
125,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	130,938
100,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	98,000
100,000	[1,2]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	122,750
125,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	136,875
50,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	52,125
100,000		Sun Media Corp., Company Guarantee, 7.625%, 2/15/2013	109,000
200,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	219,000
75,000		Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	82,125
47,170	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	47,701
78,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	92,235
		TOTAL	3,305,319
		Metals & Mining--1.9%
50,000		California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	49,375
50,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006	50,375
50,000	[1,2]	Imco Recycling Escrow, Sr. Note, 9.00%, 11/15/2014	51,500
100,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	112,000
100,000		Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014	122,000
100,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	105,500
126,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	144,900
50,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, 10.25%, 5/15/2012	50,000
		TOTAL	685,650
		Packaging--2.4%
125,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	144,375
50,000	[1,2]	Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	52,750
100,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	111,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--continued
$100,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	$93,750
100,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.75%, 5/15/2011	109,250
50,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	55,250
100,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	110,250
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	105,000
50,000		Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	54,000
75,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	56,625
		TOTAL	893,000
		Paper--3.8%
50,000		Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013	58,750
50,000	[1,2]	Boise Cascade LLC, Sr. Note, 4.945%, 10/15/2012	51,375
50,000	[1,2]	Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	52,440
225,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	263,812
150,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	177,375
150,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	173,625
100,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	109,500
75,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	85,875
144,443		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	171,165
75,000		Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	80,250
100,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	112,000
75,000		Tembec Industries, Inc., 8.50%, 2/1/2011	77,063
		TOTAL	1,413,230
		Restaurants--0.5%
100,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	103,625
73,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	80,300
		TOTAL	183,925
		Retailers--3.2%
100,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	108,250
75,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	75,562
50,000		Finlay Fine Jewelry Corp., Sr. Note, 8.375%, 6/1/2012	54,875
50,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	50,625
100,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	107,500
125,000	[1,2]	Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014	128,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$100,000	[1,2]	Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012	$106,000
125,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	119,375
125,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	153,750
175,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	187,688
75,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	83,813
		TOTAL	1,175,563
		Services--1.4%
32,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	36,640
125,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	136,250
50,000	[1,2,4]	Language Line, Inc., Sr. Disc. Note, 0/14.125%, 6/15/2013	27,750
50,000	[1,2]	Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012	53,750
100,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	100,500
125,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	145,000
		TOTAL	499,890
		Technology--3.8%
32,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	37,680
125,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	130,938
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	53,250
100,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	105,500
75,000	[1,2]	Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	79,875
175,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	192,937
100,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	108,625
50,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	54,750
175,000	[1,2]	UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	196,875
75,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	80,625
200,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	221,000
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	117,750
		TOTAL	1,379,805
		Textile--0.7%
75,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	73,875
50,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	54,500
100,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	112,250
		TOTAL	240,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Tobacco--0.8%
$125,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	$131,875
100,000		Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	100,000
75,000		Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	77,625
		TOTAL	309,500
		Transportation--1.0%
50,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	40,375
50,000		Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012	53,750
125,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	130,938
125,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	141,406
		TOTAL	366,469
		Utility - Electric--2.9%
100,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	112,000
200,000		Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010	238,790
125,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	138,281
50,000		Nevada Power Co., 6.50%, 4/15/2012	52,250
100,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	117,000
50,000	[1,2]	Northwestern Corp., Sr. Secd. Note, 5.875%, 11/1/2014	51,813
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	121,000
50,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	55,500
50,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	55,750
100,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	113,000
		TOTAL	1,055,384
		Utility - Natural Gas--3.6%
50,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	56,375
100,000		El Paso Corp., 6.75%, 5/15/2009	102,000
150,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	138,375
50,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	46,625
125,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	130,937
50,000		Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014	52,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$50,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 6.875%, 11/1/2014	$51,250
75,000	[1,2]	Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	81,750
50,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	53,000
300,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	325,500
25,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	26,875
50,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	56,500
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	199,500
		TOTAL	1,320,687
		Wireless Communications--2.2%
50,000	[1,2]	Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	50,750
50,000	[1,2]	New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	51,375
225,000		NEXTEL Communications, Inc., Sr. Note, 7.375%, 8/1/2015	250,875
150,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	158,063
68,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	78,115
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	120,000
100,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	108,750
		TOTAL	817,928
		Wireline Communications--5.6%
375,000		AT&T Corp., Sr. Note, 8.75%, 11/15/2031	435,938
100,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	99,500
125,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	125,937
125,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	120,000
25,000		Citizens Communications Co., 9.00%, 8/15/2031	26,781
50,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	57,750
100,000		Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	111,750
225,000		MCI, Inc., Sr. Note, 7.735%, 5/1/2014	217,406
100,000		Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	72,250
50,000		Qwest Capital Funding, Company Guarantee, 7.25%, 2/15/2011	46,875
350,000	[1,2]	Qwest Corp., Note, 9.125%, 3/15/2012	396,375
275,000	[1,2]	Qwest Services Corp., Sr. Sub. Note, 14.00%, 12/15/2010	327,938
		TOTAL	2,038,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,272,546)	32,328,143
Shares			Value
		COMMON STOCK--0.1%
		Food & Beverage--0.1%
1,720		B&G Foods Holdings Corp. (IDENTIFIED COST $25,800)	$25,456
		PREFERRED STOCK--0.4%
		Retailers--0.4%
150		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A (IDENTIFIED COST $150,900)	159,000
		WARRANTS--0.1%
		Industrial - Other--0.1%
17,689	[1,2,3]	ACP Holdings Corp., Warrants (IDENTIFIED COST $0)	26,976
		MUTUAL FUNDS--11.0% [5]
505,803		Prime Value Obligations Fund, IS Shares	505,803
504,847		High Yield Bond Portfolio	3,544,022
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,001,746)	4,049,825
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $34,450,992) [6]	36,589,400
		OTHER ASSETS AND LIABILITIES - NET--0.5%	173,222
		TOTAL NET ASSETS--100%	$36,762,622

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $7,028,117 which represents 19.1% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $7,028,117 which represents 19.1% of total net assets.

3 Non-income producing security.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $34,511,296.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $4,049,825 of investments in affiliated issuers (Note 5) (identified cost $34,450,992)		$36,589,400
Cash		53,958
Income receivable		700,652
Receivable for investments sold		122,536
Receivable for shares sold		51,151
TOTAL ASSETS		37,517,697
Liabilities:
Payable for investments purchased	$515,130
Payable for shares redeemed	28,888
Income distribution payable	178,775
Accrued expenses	32,282
TOTAL LIABILITIES		755,075
Net assets for 3,062,343 shares outstanding		$36,762,622
Net Assets Consist of:
Paid-in capital		$32,146,683
Net unrealized appreciation of investments		2,138,408
Accumulated net realized gain on investments		2,474,425
Undistributed net investment income		3,106
TOTAL NET ASSETS		$36,762,622
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($36,762,622 ÷ 3,062,343 shares outstanding) no par value, unlimited shares authorized		$12.00
Offering price per share		$12.00
Redemption proceeds per share (98.00/100 of $12.00) [1]		$11.76

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$2,814,244
Dividends (received from affiliated issuers) (Note 5)			572,611
TOTAL INCOME			3,386,855
Expenses:
Investment adviser fee (Note 5)		$163,320
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		8,226
Transfer and dividend disbursing agent fees and expenses (Note 5)		34,226
Directors'/Trustees' fees		5,225
Auditing fees		19,044
Legal fees		9,673
Portfolio accounting fees (Note 5)		54,818
Share registration costs		26,893
Printing and postage		16,627
Insurance premiums		7,523
Miscellaneous		377
TOTAL EXPENSES		495,952
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(163,320)
Waiver of administrative personnel and services fee	(24,593)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,404)
Reimbursement of other operating expenses	(98,484)
TOTAL WAIVERS AND REIMBURSEMENT		(289,801)
Net expenses			206,151
Net investment income			3,180,704
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $238,688 on sales of investments in affiliated issuers) (Note 5)			2,611,662
Net change in unrealized appreciation of investments			(1,036,650)
Net realized and unrealized gain on investments			1,575,012
Change in net assets resulting from operations			$4,755,716

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,180,704	$2,418,126
Net realized gain on investments	2,611,662	307,683
Net change in unrealized appreciation/depreciation of investments	(1,036,650)	3,175,058
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,755,716	5,900,867
Distributions to Shareholders:
Distributions from net investment income	(3,293,572)	(2,441,757)
Distributions from net realized gains	(305,315)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,598,887)	(2,441,757)
Share Transactions:
Proceeds from sale of shares	16,737,849	47,623,113
Net asset value of shares issued to shareholders in payment of distributions declared	745,071	340,141
Cost of shares redeemed	(30,314,129)	(2,985,362)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,831,209)	44,977,892
Change in net assets	(11,674,380)	48,437,002
Net Assets:
Beginning of period	48,437,002	--
End of period (including undistributed net investment income of $3,106 and $1,614, respectively)	$36,762,622	$48,437,002

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of shares: Institutional Shares. The primary investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed-income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	1,419,134	4,398,707
Shares issued to shareholders in payment of distributions declared	63,479	30,080
Shares redeemed	(2,581,208)	(267,849)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,098,595)	4,160,938

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$114,360	$(114,360)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2004 was as follows:

	2004	2003
Ordinary income [1]	$3,598,887	$2,441,757

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$889,403
Undistributed long-term capital gain	$1,827,206
Unrealized appreciation/depreciation	$2,078,104

The difference between book-basis and tax-basis net unrealized appreciation is attributable to premium amortization adjustments.

At October 31, 2004, the cost of investments for federal tax purposes was $34,511,296. The net unrealized appreciation of investments for federal tax purposes was $2,078,104. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,229,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $151,533.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements totaled $572,611 and are listed below:

Prime Value Obligations Fund	$ 7,471
High Yield Bond Portfolio	$565,140

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the year ended October 31, 2004, the redemption fees amounted to $52.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $15,182, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $7,892, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$22,471,827
Sales	$35,840,733

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2004 0.2% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 0.2% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Institutional High Yield Bond Fund (one of the portfolios constituting Federated Institutional Trust) (the "Trust") as of October 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund of Federated Institutional Trust at October 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: June 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Mark E. Durbiano has been the Fund's Portfolio Manager since its inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B300

29856 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $34,468

                  Fiscal year ended 2003 - $33,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $245,875

                  Fiscal year ended 2003 - $197,212

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004